Shareholder Report, Holdings (Details)	May 31, 2026
C000230310 | Datadog, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230310 | Innodata, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230310 | Teradata Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230310 | Snowflake, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230310 | Nutanix, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230310 | Commvault Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230310 | Dynatrace, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230310 | Zebra Technologies Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230310 | Rubrik, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230310 | Strategy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000124906 | Enbridge, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124906 | National Grid plc,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124906 | Vinci SA,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000124906 | TC Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000124906 | American Tower Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124906 | Williams Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124906 | E.ON SE,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000124906 | Kinder Morgan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124906 | Energy Transfer LP,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124906 | Sempra,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182948 | Marvell Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000182948 | Crowdstrike Holdings, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000182948 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182948 | HP, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182948 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182948 | KLA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182948 | Synopsys, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182948 | Baker Hughes Co.,A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115056 | Ares Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000115056 | 3i Group plc,
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000115056 | Onex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000115056 | Sofina SA,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000115056 | Main Street Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000115056 | FS KKR Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115056 | Golub Capital BDC, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115056 | Hercules Capital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115056 | Eurazeo SE,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000115056 | Wendel SE,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000096244 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096244 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096244 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | TTM Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000123089 | 1261229 BC Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123089 | Quikrete Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123089 | Asurion LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123089 | EchoStar Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | Cloud Software Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | Level 3 Financing, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | Carnival Corp. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123089 | Discovery Global Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123089 | CoreWeave, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123089 | WULF Compute LLC,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132381 | Morgan Stanley,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132381 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132381 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132381 | Bank of America Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132381 | RTX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000132381 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Time Warner Cable LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132381 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059344 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059344 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059344 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059344 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000059344 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000059344 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059344 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059344 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059344 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059344 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195298 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000195298 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000195298 | eBay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000195298 | Carvana Co.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195298 | Coupang, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195298 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195298 | Etsy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195298 | Wayfair, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195298 | Bed Bath & Beyond, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195298 | Revolve Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115055 | Teck Resources Ltd.,B
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000115055 | Thermon Group Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115055 | Northwestern Energy Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000115055 | Valaris Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | Globalstar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | Silicon Laboratories, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000115055 | National Storage Affiliates Trust,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115055 | Kenvue, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115055 | Organon & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000115055 | Allfunds Group plc,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234747 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234747 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000234747 | Himax Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234747 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234747 | Kopin Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234747 | ARM Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234747 | Vuzix Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000144590 | Murata Manufacturing Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144590 | Logitech International SA (Registered),
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144590 | Fisher & Paykel Healthcare Corp. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144590 | Financiere de Tubize SA,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144590 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Lasertec Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Sika AG (Registered),
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Buzzi SpA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | UCB SA,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | Sonic Healthcare Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144591 | Suzhou TFC Optical Communication Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000144591 | Wistron Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144591 | Lotes Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144591 | Hankook Tire & Technology Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144591 | Interconexion Electrica SA ESP,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144591 | WEG SA,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144591 | Yuhan Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Persistent Systems Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Mphasis Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Pidilite Industries Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Logitech International SA (Registered),
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144592 | Financiere de Tubize SA,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | Sika AG (Registered),
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | Buzzi SpA,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144592 | UCB SA,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Halma plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | BAE Systems plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Lotus Bakeries NV,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Schneider Electric SE,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222595 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Danaher Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | International Flavors & Fragrances, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Givaudan SA (Registered),
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Symrise AG,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230308 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230308 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | Bruker Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000230308 | Shanghai Biren Technology Co. Ltd.,H
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230308 | JGC Holdings Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230308 | Cabot Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230308 | Veeco Instruments, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230308 | Nikon Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | Taiwan Semiconductor Manufacturing Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230308 | Qnity Electronics, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000227376 | Marvell Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227376 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227376 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227376 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227376 | ARM Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000227376 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000227376 | Seagate Technology Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227376 | AppLovin Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227376 | Western Digital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227376 | Microchip Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261359 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261359 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000261359 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000261359 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261359 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261359 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261359 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261359 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261359 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261359 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247835 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247835 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247835 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000247835 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247835 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247835 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247835 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247835 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247835 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247835 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230307 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230307 | Delivery Hero SE,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000230307 | Electronic Arts, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230307 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230307 | NetEase, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230307 | Spotify Technology SA,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230307 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230307 | Capcom Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230307 | International Games System Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230307 | Joby Aviation, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204726 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000204726 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000204726 | eBay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000204726 | Carvana Co.,A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000204726 | Coupang, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204726 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204726 | Etsy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000204726 | Wayfair, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204726 | Bed Bath & Beyond, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000204726 | Revolve Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202974 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000202974 | IDEXX Laboratories, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000202974 | Freshpet, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202974 | Zoetis, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000202974 | Virbac SACA,
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202974 | CVS Group plc,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202974 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000202974 | Pets at Home Group plc,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000202974 | Nestle SA (Registered),
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202974 | Oil-Dri Corp. of America,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150378 | Power Integrations, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150378 | Insperity, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150378 | Materion Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150378 | Sonic Automotive, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150378 | Polaris, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Enpro, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Gorman-Rupp Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Matson, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Financial Institutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Innospec, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261358 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261358 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000261358 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000261358 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261358 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261358 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000261358 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000261358 | TTM Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000261358 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000261358 | SiTime Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253563 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253563 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253563 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253563 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253563 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253563 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253563 | TTM Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253563 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000214312 | Gorman-Rupp Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214312 | Nucor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214312 | Archer-Daniels-Midland Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214312 | Franklin Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214312 | T. Rowe Price Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Community Trust Bancorp, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Federal Realty Investment Trust,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | WW Grainger, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Stepan Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | HB Fuller Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000274756 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000274756 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000274756 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000274756 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000274756 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000274756 | DaVita, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000274756 | Jabil, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000274756 | JB Hunt Transport Services, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000274756 | Comfort Systems USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000274756 | Corpay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Nucor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131287 | Archer-Daniels-Midland Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Franklin Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | West Pharmaceutical Services, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Colgate-Palmolive Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Automatic Data Processing, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Hormel Foods Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | J M Smucker Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000261360 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261360 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000261360 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000261360 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261360 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261360 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261360 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000261360 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000261360 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000261360 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160294 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000160294 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000160294 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000160294 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000160294 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000160294 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000160294 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160294 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160294 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160294 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160295 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160295 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000160295 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000160295 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000160295 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000160295 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000160295 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160295 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160295 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160295 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160296 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000160296 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000160296 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000160296 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000160296 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000160296 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000160296 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000160296 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160296 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160296 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160299 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000160299 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160299 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000160299 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000160299 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000160299 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160299 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160299 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160299 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160299 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244194 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244194 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244194 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244194 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244194 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244194 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244194 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244194 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244194 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244194 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000238747 | Liontown Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238747 | PLS Group Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238747 | Sigma Lithium Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238747 | IGO Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238747 | Mineral Resources Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238747 | Sociedad Quimica y Minera de Chile SA,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000238747 | Tianqi Lithium Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238747 | Albemarle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238747 | Tibet Mineral Development Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238747 | Chengxin Lithium Group Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230306 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230306 | T1 Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230306 | Ballard Power Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230306 | Enphase Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230306 | SolarEdge Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230306 | First Solar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230306 | Shoals Technologies Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230306 | Sunrun, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230306 | FuelCell Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230306 | Eos Energy Enterprises, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230304 | Ouster, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000230304 | 3D Systems Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230304 | Cognex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000230304 | Ambiq Micro, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230304 | SK Telecom Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230304 | Rockwell Automation, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000230304 | Emerson Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230304 | Autodesk, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230304 | Tower Semiconductor Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230304 | CEVA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150377 | Cabot Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150377 | Polaris, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150377 | Littelfuse, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150377 | Chemed Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150377 | Reliance, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150377 | Ryder System, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150377 | DT Midstream, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150377 | UMB Financial Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150377 | SEI Investments Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150377 | Unum Group,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214314 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | HP, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214314 | Power Integrations, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Cognex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Texas Instruments, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Skyworks Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Kulicke & Soffa Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230303 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230303 | Sika AG (Registered),
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230303 | Cabot Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230303 | Zeon Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230303 | Akzo Nobel NV,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230303 | LG Display Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230303 | Syensqo SA,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230303 | PPG Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230303 | RPM International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230303 | Hexcel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234857 | FedEx Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234857 | Old Dominion Freight Line, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234857 | CSX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234857 | Canadian Pacific Kansas City Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234857 | Canadian National Railway Co.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234857 | XPO, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234857 | Deutsche Post AG,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234857 | United Parcel Service, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234857 | Union Pacific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234857 | Norfolk Southern Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000269755 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	99.90%